Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	39,843
Proposed Maximum Offering Price per Unit	180.74
Maximum Aggregate Offering Price	$ 7,201,223.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 994.49
Offering Note	(1) The prospectus supplement no. 2 to which this Exhibit 107 is attached (the "Prospectus Supplement") relates to the offer and sale by the selling security holders referenced in the Prospectus Supplement of up to 39,843 shares of common stock, par value $0.01 per share, of Capital One Financial Corporation ("Capital One" and such shares, the "Capital One common stock") that have not previously been registered. The shares of Capital One common stock being registered hereunder are in addition to the 10,345,906 shares of Capital One common stock registered pursuant to Capital One's prospectus supplement dated April 23, 2026. (2) The Prospectus Supplement also relates to such additional shares of Capital One common stock as may be issued with respect to the shares of common stock being registered hereunder as a result of any stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of Capital One's outstanding shares of common stock, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act. (3) Proposed Maximum Offering Price Per Unit estimated solely for the purposes of computing the registration fee with respect to 39,843 shares of common stock pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock on the New York Stock Exchange on June 3, 2026. (4) Calculated in accordance with Rule 457(r) under the Securities Act with respect to the 39,843 shares of Capital One common stock registered pursuant to the Prospectus Supplement that have not previously been registered. Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 filed with the Securities and Exchange Commission on March 11, 2024 (File No. 333-277813) was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This "Newly Registered and Carry Forward Securities" table will be deemed to update the "Calculation of Filing Fee Tables" in such registration statement.